EQUITY (Details 2) - $ / shares	6 Months Ended
	Feb. 28, 2018	Aug. 31, 2017	May 31, 2017	Aug. 31, 2016
Stockholders' Equity [Line Items]
Warrants Outstanding, Weighted Average Exercise Price	$ 1.75
Warrant
Stockholders' Equity [Line Items]
Warrants Outstanding, Number of Shares	4,926,335	3,077,998	0	0
Warrants Outstanding, Weighted Average Remaining Contractual life (in years)	2 years 5 months 9 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1.21	$ 1.63	$ 0.00	$ 0.00
Warrants Exercisable Number of shares	4,926,335
Warrants Exercisable Weighted average exercise price	$ 1.21